Operating Leases - Operating Lease Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Leases [Abstract]
Operating lease income	$ 103,246	$ 22,001
Variable lease income	2,326	2,698
Total operating lease income	$ 105,572	$ 24,699